Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2022	Jul. 22, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Purchase of ordinary shares	$ 10.0
Redemption value	$ 20.0
Ordinary shares price per share (in Dollars per share)	$ 10.01		$ 10	$ 10
Closing cash	$ 60.0
Forward purchase agreement	$ 10.0
ForwardPurchaseAgreementsDescription	In addition, the Sponsor has agreed that 25% or 1,000,000 shares of its New Orchestra common stock received in the domestication will be forfeited to New Orchestra on the first business day following the fifth anniversary of the closing of the Orchestra Business Combination unless, as to 500,000 shares, the VWAP (as defined in the Merger Agreement) of the New Orchestra common stock is greater than or equal to $15.00 per share over any 20 Trading Days (as defined in the Merger Agreement) within any 30-Trading Day period, and as to the remaining 500,000 shares, the VWAP of the New Orchestra common stock is greater than or equal to $20.00 per share over any 20-Trading Days within any 30-Trading Day period. In addition, subject to the closing of the Orchestra Business Combination, the Sponsor has agreed to forfeit 50% of its Private Placement Warrants, comprising 750,000 Private Placement Warrants, for no consideration. Further, the Sponsor and the other Initial Shareholders prior to the Company’s initial public offering have agreed to subject the 4,000,000 shares of New Orchestra common stock to be received in the domestication in exchange for the 4,000,000 Insider Shares and 450,000 shares of New Orchestra common stock to be received in the domestication in exchange for the 450,000 Private Placement Shares, to a lock-up for up to 12 months.
Redemption price per share (in Dollars per share)	$ 10.02
Public shares percentage	57.70%
Public shares remain outstanding percentage	42.30%
Balance in trust account	$ 67.8
Public Shares [Member]
Subsequent Events (Details) [Line Items]
Public shares (in Shares)	9,237,883
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares price per share (in Dollars per share)	$ 10
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares (in Shares)		1,000,000
Price per share (in Dollars per share)		$ 10.01